SSGA Funds State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2900

Refer To: Kristin Schantz

Direct Line: 617-662-3967

E-Mail: kschantz@statestreet.com

January 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	SSGA Funds (the “Trust”)
File Nos.: 811-05430 and 033-19229

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the Trust. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on December 22, 2014.

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz
Kristin Schantz
Assistant Secretary

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase